Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	As of December 31,
	2022	2023
Accounts receivable	45,826,900	32,351,611
Allowance for credit losses	(4,464,195)	(4,024,626)
	$41,362,705	$28,326,985